Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.29%
Communication Services - 10.10%
CBS Corp., Class B	50,500	$2,601,255	1.89%
Omnicom Group, Inc.	34,500	2,767,590	2.02%
The Walt Disney Co.	22,700	3,246,327	2.37%
Verizon Communications, Inc.	46,400	2,564,528	1.87%
Viacom, Inc.	88,200	2,676,870	1.95%
		13,856,570	10.10%
Consumer Discretionary - 17.29%
Best Buy Co., Inc.	42,900	3,283,137	2.39%
DR Horton, Inc.	64,900	2,980,857	2.17%
Kohl’s Corp.	39,500	2,127,470	1.55%
Las Vegas Sands Corp.	42,200	2,550,568	1.86%
Lear Corp.	16,400	2,079,192	1.51%
NVR, Inc. (a)	1,000	3,344,140	2.44%
Tapestry, Inc.	73,900	2,285,727	1.67%
Target Corp.	35,600	3,075,840	2.24%
The Gap, Inc.	102,800	2,004,600	1.46%
		23,731,531	17.29%
Consumer Staples - 5.71%
Altria Group, Inc.	51,200	2,409,984	1.76%
Kellogg Co.	44,200	2,573,324	1.87%
PepsiCo, Inc.	22,300	2,850,163	2.08%
		7,833,471	5.71%
Energy - 3.25%
ConocoPhillips	36,600	2,162,328	1.58%
HollyFrontier Corp.	46,100	2,294,397	1.67%
		4,456,725	3.25%
Financials - 4.24%
Ameriprise Financial, Inc.	19,500	2,837,445	2.07%
T. Rowe Price Group, Inc.	26,300	2,982,157	2.17%
		5,819,602	4.24%
Health Care - 5.55%
AmerisourceBergen Corp.	30,000	2,614,500	1.90%
Amgen, Inc.	13,800	2,574,804	1.88%
HCA Healthcare, Inc.	18,200	2,429,882	1.77%
		7,619,186	5.55%
Industrials - 25.58%
Caterpillar, Inc.	18,400	2,422,728	1.77%
Cummins, Inc.	16,600	2,722,400	1.98%
Deere & Co.	16,400	2,716,660	1.98%
Delta Air Lines, Inc.	50,400	3,076,416	2.24%
General Dynamics Corp.	14,800	2,751,912	2.00%
Masco Corp.	68,800	2,804,976	2.04%
Northrop Grumman Corp.	9,000	3,110,130	2.27%
PACCAR, Inc.	37,500	2,630,250	1.92%
Parker-Hannifin Corp.	14,700	2,573,676	1.87%
Southwest Airlines Co.	47,500	2,447,675	1.78%
Spirit AeroSystems Holdings, Inc., Class A	26,400	2,028,576	1.48%
United Parcel Service, Inc., Class B	23,300	2,783,651	2.03%
Waste Management, Inc.	26,000	3,042,000	2.22%
		35,111,050	25.58%
Information Technology - 20.26%
Apple, Inc.	15,030	3,201,991	2.33%
Applied Materials, Inc.	66,300	3,273,231	2.39%
DXC Technology Co.	38,900	2,169,453	1.58%
HP, Inc.	110,600	2,327,024	1.70%
Intel Corp.	50,250	2,540,138	1.85%
International Business Machines Corp.	18,700	2,772,088	2.02%
KLA-Tencor Corp.	22,900	3,121,728	2.27%
Lam Research Corp.	14,200	2,962,262	2.16%
Micron Technology, Inc. (a)	61,300	2,751,757	2.01%
Skyworks Solutions, Inc.	31,400	2,677,792	1.95%
		27,797,464	20.26%

Materials - 5.31%
Celanese Corp.	25,100	2,815,467	2.05%
Nucor Corp.	42,100	2,289,398	1.67%
Westlake Chemical Corp.	32,300	2,182,511	1.59%
		7,287,376	5.31%
Total Common Stocks (Cost $121,127,197)		133,512,975	97.29%

SHORT-TERM INVESTMENTS- 2.81%
Money Market Funds - 2.81%
First American Government Obligations Fund, Institutional Class, 2.24% (b)	3,862,722	3,862,722	2.81%
Total Short-Term Investments (Cost $3,862,722)		3,862,722	2.81%

Total Investments (Cost $124,989,919) - 100.10%		137,375,697	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(143,291)	(0.10)%
TOTAL NET ASSETS - 100.00%		$137,232,406	100.00%

Percentages are stated as a percent of net assets.

(a)    Non-income-producing security.
(b)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

    Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$13,856,570	$–	$–	$13,856,570
Consumer Discretionary	23,731,531	–	–	23,731,531
Consumer Staples	7,833,471	–	–	7,833,471
Energy	4,456,725	–	–	4,456,725
Financials	5,819,602	–	–	5,819,602
Health Care	7,619,186	–	–	7,619,186
Industrials	35,111,050	–	–	35,111,050
Information Technology	27,797,464	–	–	27,797,464
Materials	7,287,376	–	–	7,287,376
Total Common Stocks	$133,512,975	$–	$–	$133,512,975

Short-Term Investments
Money Market Funds	$3,862,722	$–	$–	$3,862,722
Total Short-Term Investments	$3,862,722	$–	$–	$3,862,722

Total Investments	$137,375,697	$–	$–	$137,375,697

Hennessy Focus Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 87.39%
Consumer Discretionary - 27.38%
Camping World Holdings, Inc. (d)	2,471,506	$28,990,765	1.63%
CarMax, Inc. (a)	2,067,442	181,438,710	10.20%
NVR, Inc. (a)	31,836	106,464,041	5.98%
O’Reilly Automotive, Inc. (a)	447,178	170,267,495	9.57%
		487,161,011	27.38%
Financials - 40.54%
Aon PLC	729,185	137,998,261	7.76%
Brookfield Asset Management, Inc., Class A (b)	3,510,069	171,993,381	9.67%
Encore Capital Group, Inc. (a)(d)	3,082,416	110,905,328	6.23%
Markel Corp. (a)	136,933	152,533,777	8.57%
Marlin Business Services Corp. (d)	1,010,273	23,448,436	1.32%
Metro Bank PLC (a)(b)	1,170,005	5,105,166	0.29%
The Charles Schwab Corp.	2,760,440	119,306,217	6.70%
		721,290,566	40.54%
Industrials - 19.47%
American Woodmark Corp. (a)(d)	1,383,485	117,388,702	6.60%
Ametek, Inc.	381,322	34,170,265	1.92%
Ashtead Group PLC (b)	2,855,658	78,936,041	4.43%
Hexcel Corp.	1,238,246	101,238,993	5.69%
Mistras Group, Inc. (a)	971,558	14,728,819	0.83%
		346,462,820	19.47%
Total Common Stocks (Cost $791,976,658)		1,554,914,397	87.39%

REITS - 10.73%
Financials - 10.73%
American Tower Corp., Class A	901,701	190,817,966	10.73%
Total REITS (Cost $3,849,855)		190,817,966	10.73%

SHORT-TERM INVESTMENTS - 1.87%
Money Market Funds - 1.87%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	33,279,515	33,279,515	1.87%
Total Short-Term Investments (Cost $33,279,515)		33,279,515	1.87%

Total Investments (Cost $829,106,028) - 99.99%		1,779,011,878	99.99%
Other Assets in Excess of Liabilities - 0.01%		233,783	0.01%
TOTAL NET ASSETS - 100.00%		$1,779,245,661	100.00%

Percentages are stated as a percent of net assets.

PLC    Public Limited Company
REIT    Real Estate Investment Trust
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2019.
(d)
Investment in affiliated security. Investment represents five percent or more of the outstanding voting securities of the issuer, making the issuer an affiliate of the Fund, as defined in the Investment Company Act of 1940, as amended, for the period ended July 31, 2019. Details of transactions with affiliated companies for the period ended July 31, 2019, are as follows:

	Common Stocks
	American Woodmark Corp.	Camping World Holdings, Inc.	Encore Capital Group, Inc.	Marlin Business Services Corp.	Total
Beginning Cost - November 1, 2018	$75,323,233	$52,261,467	$104,853,067	$15,865,289	$248,303,056
Purchase Cost	$-	$-	$-	$-	$-
Sales Cost	$(9,140,034)	$-	$-	$-	$(9,140,034)
Ending Cost - July 31, 2019	$66,183,199	$52,261,467	$104,853,067	$15,865,289	$239,163,022
Dividend Income	$-	$1,135,904	$-	$424,315	$1,560,219
Net Change in Unrealized Appreciation/Depreciation	$37,367,527	$(13,395,563)	$32,581,137	$(3,404,620)	$53,148,481
Realized Gain/Loss	$(1,190,887)	$-	$-	$-	$(1,190,887)
Shares	1,383,485	2,471,506	3,082,416	1,010,273	7,947,680
Market Value - July 31, 2019	$117,388,702	$28,990,765	$110,905,328	$23,448,436	$280,733,231

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$487,161,011	$–	$–	$487,161,011
Financials	721,290,566	–	–	721,290,566
Industrials	346,462,820	–	–	346,462,820
Total Common Stocks	$1,554,914,397	$–	$–	$1,554,914,397

REITS
Financials	$190,817,966	$-	$-	$190,817,966
Total REITS	$190,817,966	$–	$–	$190,817,966

Short-Term Investments
Money Market Funds	$33,279,515	$–	$–	$33,279,515
Total Short-Term Investments	$33,279,515	$–	$–	$33,279,515

Total Investments	$1,779,011,878	$–	$–	$1,779,011,878

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.64%
Communication Services - 1.20%
Zillow Group, Inc. (a)	12,000	$598,080	1.20%

Financials - 52.74%
American Express Co.	19,000	2,363,030	4.73%
Bank of America Corp.	83,000	2,546,440	5.10%
Berkshire Hathaway, Inc., Class B (a)	11,500	2,362,445	4.73%
Capital One Financial Corp.	25,000	2,310,500	4.62%
Citigroup, Inc.	33,500	2,383,860	4.77%
Green Dot Corp., Class A (a)	35,000	1,774,150	3.55%
JPMorgan Chase & Co.	21,500	2,494,000	4.99%
M&T Bank Corp.	9,000	1,478,250	2.96%
Moody’s Corp.	12,000	2,572,080	5.15%
Morgan Stanley	11,000	490,160	0.98%
SunTrust Banks, Inc.	1,500	99,900	0.20%
The Charles Schwab Corp.	9,000	388,980	0.78%
The Goldman Sachs Group, Inc.	11,000	2,421,430	4.85%
The PNC Financial Services Group, Inc.	2,000	285,800	0.57%
U.S. Bancorp (c)	12,000	685,800	1.37%
Wells Fargo & Co.	35,000	1,694,350	3.39%
		26,351,175	52.74%
Information Technology - 41.70%
Automatic Data Processing, Inc.	14,200	2,364,584	4.73%
Fair Isaac Corp. (a)	7,000	2,431,940	4.87%
Fiserv, Inc. (a)	26,000	2,741,180	5.49%
Intuit, Inc.	8,700	2,412,597	4.83%
Mastercard, Inc., Class A	11,000	2,994,970	5.99%
PayPal Holdings, Inc. (a)	23,000	2,539,200	5.08%
Square, Inc., Class A (a)	30,000	2,412,300	4.83%
Visa, Inc., Class A	16,500	2,937,000	5.88%
		20,833,771	41.70%
Total Common Stocks (Cost $37,379,037)		47,783,026	95.64%

SHORT-TERM INVESTMENTS - 6.94%
Money Market Funds - 6.94%
First American Government Obligations Fund, Institutional Class, 2.24% (b)	2,494,000	2,494,000	4.99%
First American Treasury Obligations Fund, Institutional Class, 2.20% (b)	973,571	973,571	1.95%
		3,467,571	6.94%
Total Short-Term Investments (Cost $3,467,571)		3,467,571	6.94%

Total Investments (Cost $40,846,608) - 102.58%		51,250,597	102.58%
Liabilities in Excess of Other Assets - (2.58)%		(1,290,306)	(2.58)%
TOTAL NET ASSETS - 100.00%		$49,960,291	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of July 31, 2019.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2019, are as follows:

Common Stocks
U.S. Bancorp
Beginning Cost - November 1, 2018	$1,145,644
Purchase Cost	$809,359
Sales Cost	$(1,291,914)
Ending Cost - July 31, 2019	$663,089
Dividend Income	$12,210
Net Change in Unrealized Appreciation/Depreciation	$18,416
Realized Loss	$(40,365)
Shares	12,000
Market Value - July 31, 2019	$685,800

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$598,080	$–	$–	$598,080
Financials	26,351,175	–	–	26,351,175
Information Technology	20,833,771	–	–	20,833,771
Total Common Stocks	$47,783,026	$–	$–	$47,783,026

Short-Term Investments
Money Market Funds	$3,467,571	$–	$–	$3,467,571
Total Short-Term Investments	$3,467,571	$–	$–	$3,467,571

Total Investments	$51,250,597	$–	$–	$51,250,597

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.89%
Financials - 89.94%
Ameris Bancorp	30,000	$1,193,100	0.99%
Atlantic Union Bankshares Corp.	105,000	3,993,150	3.30%
Banc of California, Inc.	400,000	6,252,000	5.17%
Banner Corp.	7,500	444,450	0.37%
Berkshire Hills Bancorp, Inc.	180,000	5,904,000	4.88%
Brookline Bancorp, Inc.	335,000	4,968,050	4.11%
Cadence BanCorp, Inc., Class A	150,000	2,571,000	2.13%
Columbia Financial, Inc. (a)	165,000	2,522,850	2.09%
ConnectOne Bancorp, Inc.	260,000	5,943,600	4.92%
Dime Community Bancshares, Inc.	35,000	706,300	0.58%
Eagle Bancorp, Inc.	50,000	2,015,500	1.67%
First BanCorp. (b)	620,000	6,671,200	5.52%
First Midwest Bancorp, Inc.	140,000	3,028,200	2.50%
Franklin Financial Network, Inc.	155,000	4,572,500	3.78%
Green Dot Corp., Class A (a)	30,000	1,520,700	1.26%
HarborOne Bancorp, Inc. (a)	45,000	861,750	0.71%
Hingham Institution for Savings	28,200	5,436,678	4.50%
IBERIABANK Corp.	5,000	392,850	0.32%
Independent Bank Corp.	70,000	5,443,200	4.50%
Kearny Financial Corp. of Maryland	220,000	2,937,000	2.43%
Lakeland Bancorp, Inc.	280,000	4,586,400	3.79%
Meridian Bancorp, Inc.	370,000	6,785,800	5.61%
Midland States Bancorp, Inc.	65,000	1,762,800	1.46%
OceanFirst Financial Corp.	185,000	4,514,000	3.73%
Opus Bank	238,000	5,333,580	4.41%
PacWest Bancorp	30,000	1,158,900	0.96%
Sterling Bancorp	160,000	3,496,000	2.89%
Texas Capital Bancshares, Inc. (a)	55,000	3,461,150	2.86%
TriCo Bancshares	75,000	2,831,250	2.34%
United Financial Bancorp, Inc.	280,000	4,015,200	3.32%
Veritex Holdings, Inc.	12,500	319,875	0.26%
Washington Federal, Inc.	50,000	1,829,000	1.51%
Wintrust Financial Corp.	15,000	1,073,100	0.89%
WSFS Financial Corp.	5,000	211,850	0.18%
		108,756,983	89.94%
Information Technology - 2.64%
International Money Express, Inc. (a)	100,000	1,384,000	1.14%
MoneyGram International, Inc. (a)	190,000	465,500	0.39%
Paysign, Inc. (a)	95,000	1,340,450	1.11%
		3,189,950	2.64%
Real Estate - 1.31%
eXp World Holdings, Inc. (a)	150,000	1,585,500	1.31%
Total Common Stocks (Cost $96,988,946)		113,532,433	93.89%

SHORT-TERM INVESTMENTS - 6.59%
Money Market Funds - 6.59%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	6,089,000	6,089,000	5.04%
First American Treasury Obligations Fund, Institutional Class, 2.20% (c)	1,875,498	1,875,498	1.55%
		7,964,498	6.59%
Total Short-Term Investments (Cost $7,964,498)		7,964,498	6.59%

Total Investments (Cost $104,953,444) - 100.48%		121,496,931	100.48%
Liabilities in Excess of Other Assets - (0.48)%		(579,755)	(0.48)%
TOTAL NET ASSETS - 100.00%		$120,917,176	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$108,756,983	$–	$–	$108,756,983
Information Technology	3,189,950	–	–	3,189,950
Real Estate	1,585,500	–	–	1,585,500
Total Common Stocks	$113,532,433	$–	$–	$113,532,433

Short-Term Investments
Money Market Funds	$7,964,498	$–	$–	$7,964,498
Total Short-Term Investments	$7,964,498	$–	$–	$7,964,498

Total Investments	$121,496,931	$–	$–	$121,496,931

Hennessy Technology Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.83%
Communication Services - 4.66%
Match Group, Inc. (a)	1,116	$84,024	1.65%
Sina Corp. (a)(b)	1,842	72,059	1.42%
Take-Two Interactive Software, Inc. (a)	661	80,986	1.59%
		237,069	4.66%
Consumer Discretionary - 3.06%
Amazon.com, Inc. (a)	41	76,538	1.50%
Booking Holdings, Inc. (a)	42	79,238	1.56%
		155,776	3.06%
Information Technology - 88.11%
Accenture PLC, Class A (b)	418	80,498	1.58%
Amkor Technology, Inc. (a)	10,473	96,666	1.90%
Apple, Inc.	398	84,790	1.67%
Applied Materials, Inc.	1,797	88,718	1.74%
Arrow Electronics, Inc. (a)	1,123	81,541	1.60%
Aspen Technology, Inc. (a)	622	82,023	1.61%
Automatic Data Processing, Inc.	487	81,095	1.59%
Benchmark Electronics, Inc.	3,197	86,511	1.70%
Booz Allen Hamilton Holding Corp., Class A	1,183	81,331	1.60%
Box, Inc. (a)	4,540	75,092	1.47%
Cadence Design Systems, Inc. (a)	1,067	78,862	1.55%
CDW Corp.	703	83,067	1.63%
Celestica, Inc. (a)(b)	11,758	83,364	1.64%
Citrix Systems, Inc.	785	73,978	1.45%
Dropbox, Inc. (a)	3,197	75,321	1.48%
DXC Technology Co.	1,434	79,974	1.57%
eGain Corp. (a)	9,908	76,688	1.51%
EVERTEC, Inc. (b)	2,449	78,417	1.54%
F5 Networks, Inc. (a)	536	78,642	1.54%
Fair Isaac Corp. (a)	241	83,728	1.64%
Fiserv, Inc. (a)	829	87,401	1.72%
Fortinet, Inc. (a)	1,005	80,712	1.59%
GreenSky, Inc. (a)	7,061	80,707	1.59%
Hewlett Packard Enterprise Co.	5,208	74,839	1.47%
Intel Corp.	1,637	82,750	1.63%
International Business Machines Corp.	564	83,607	1.64%
Intuit, Inc.	296	82,084	1.61%
Jabil, Inc.	2,530	78,126	1.53%
KLA-Tencor Corp.	671	91,471	1.80%
Lam Research Corp.	432	90,120	1.77%
Mastercard, Inc., Class A	292	79,503	1.56%
Methode Electronics, Inc.	2,813	84,249	1.65%
Microsoft Corp.	582	79,309	1.56%
NetApp, Inc.	1,252	73,230	1.44%
ON Semiconductor Corp. (a)	4,027	86,621	1.70%
Oracle Corp.	1,357	76,399	1.50%
Palo Alto Networks, Inc. (a)	385	87,218	1.71%
Paychex, Inc.	944	78,399	1.54%
Paycom Software, Inc. (a)	339	81,614	1.60%
Paylocity Holding Corp. (a)	791	80,753	1.59%
PayPal Holdings, Inc. (a)	690	76,176	1.50%
Proofpoint, Inc. (a)	637	80,389	1.58%
Sanmina Corp. (a)	2,607	82,772	1.63%
Seagate Technology PLC (b)	1,665	77,106	1.51%
ServiceNow, Inc. (a)	272	75,450	1.48%
ShotSpotter, Inc. (a)	1,786	67,136	1.32%
SMART Global Holdings, Inc. (a)(b)	3,281	99,874	1.96%
STMicroelectronics NV - ADR (b)	4,434	80,921	1.59%
Tech Data Corp. (a)	769	77,930	1.53%
Texas Instruments, Inc.	689	86,132	1.69%
Ubiquiti Networks, Inc.	605	77,882	1.53%
Visa, Inc., Class A	451	80,278	1.58%
Vishay Intertechnology, Inc.	4,881	82,977	1.63%
VMware, Inc., Class A (a)	471	82,185	1.61%
Western Digital Corp.	1,666	89,781	1.76%
		4,486,407	88.11%
Total Common Stocks (Cost $4,195,854)		4,879,252	95.83%

SHORT-TERM INVESTMENTS - 4.22%
Money Market Funds - 4.22%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	214,664	214,664	4.22%
Total Money Market Funds (Cost $214,664)		214,664	4.22%

Total Investments (Cost $4,410,518) - 100.05%		5,093,916	100.05%
Liabilities in Excess of Other Assets - (0.05)%		(2,544)	(0.05)%
TOTAL NET ASSETS - 100.00%		$5,091,372	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and  Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$237,069	$–	$–	$237,069
Consumer Discretionary	155,776	–	–	155,776
Information Technology	4,486,407	–	–	4,486,407
Total Common Stocks	$4,879,252	$–	$–	$4,879,252

Short-Term Investments
Money Market Funds	$214,664	$–	$–	$214,664
Total Short-Term Investments	$214,664	$–	$–	$214,664

Total Investments	$5,093,916	$–	$–	$5,093,916

Hennessy Gas Utility Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.12%
Energy - 22.03%
Cheniere Energy, Inc. (a)	658,917	$42,928,442	4.87%
Enbridge, Inc. (b)	1,283,765	42,864,913	4.87%
Equitrans Midstream Corp.	958,345	15,898,944	1.80%
Kinder Morgan, Inc.	2,118,101	43,675,243	4.96%
TC Energy Corp. (b)	887,353	43,444,803	4.93%
Tellurian, Inc. (a)	852,690	5,261,097	0.60%
		194,073,442	22.03%
Financials - 2.63%
Berkshire Hathaway, Inc., Class A (a)	75	23,149,950	2.63%

Utilities - 73.46%
Algonquin Power & Utilities Corp. (b)	253,664	3,158,117	0.36%
ALLETE, Inc.	875	76,081	0.01%
Ameren Corp.	103,240	7,814,236	0.89%
Atmos Energy Corp.	409,086	44,606,737	5.06%
Avangrid, Inc.	184,700	9,336,585	1.06%
Avista Corp.	57,572	2,650,039	0.30%
Black Hills Corp.	139,547	11,045,145	1.25%
Centerpoint Energy, Inc.	561,828	16,298,630	1.85%
Chesapeake Utilities Corp.	58,158	5,435,447	0.62%
CMS Energy Corp.	393,998	22,938,564	2.60%
Consolidated Edison, Inc.	280,936	23,868,323	2.71%
Corning Natural Gas Holding Corp.	11,099	219,205	0.03%
Dominion Resources, Inc.	584,877	43,450,512	4.93%
DTE Energy Co.	187,804	23,871,766	2.71%
Duke Energy Corp.	270,787	23,482,649	2.67%
Entergy Corp.	7,760	819,611	0.09%
Eversource Energy	100,075	7,591,690	0.86%
Exelon Corp.	240,631	10,842,833	1.23%
Fortis, Inc. (b)	296,276	11,679,200	1.33%
MDU Resources Group, Inc.	370,407	9,904,683	1.12%
MGE Energy, Inc.	30,229	2,241,480	0.25%
National Fuel Gas Co.	234,924	11,215,272	1.27%
National Grid PLC - ADR (b)	688,844	35,434,135	4.02%
New Jersey Resources Corp.	251,634	12,548,988	1.42%
NiSource, Inc.	1,000,781	29,713,188	3.37%
Northwest Natural Holding Co.	133,803	9,556,210	1.08%
NorthWestern Corp.	46,398	3,244,148	0.37%
ONE Gas, Inc.	227,675	20,759,407	2.36%
PG&E Corp. (a)	605,449	10,976,790	1.25%
PPL Corp.	278,419	8,249,555	0.94%
Public Service Enterprise Group, Inc.	451,490	25,802,654	2.93%
RGC Resources, Inc.	34,254	985,830	0.11%
Sempra Energy	314,340	42,571,066	4.83%
South Jersey Industries, Inc.	345,671	11,770,098	1.34%
Southwest Gas Holdings, Inc.	192,317	17,098,905	1.94%
Spire, Inc.	179,491	14,791,853	1.68%
The Southern Co.	793,200	44,577,840	5.06%
UGI Corp.	210,752	10,767,320	1.22%
Unitil Corp.	38,298	2,243,114	0.25%
WEC Energy Group, Inc.	440,740	37,665,640	4.28%
Xcel Energy, Inc.	267,899	15,969,459	1.81%
		647,273,005	73.46%
Total Common Stocks (Cost $488,740,869)		864,496,397	98.12%

PARTNERSHIPS - 1.08%
Energy - 1.08%
Plains GP Holdings LP, Class A	396,255	9,573,521	1.08%
Total Partnerships (Cost $8,720,930)		9,573,521	1.08%

SHORT-TERM INVESTMENTS - 0.64%
Money Market Funds - 0.64%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	5,608,879	5,608,879	0.64%
Total Short-Term Investments (Cost $5,608,879)		5,608,879	0.64%

Total Investments (Cost $503,070,678) - 99.84%		879,678,797	99.84%
Other Assets in Excess of Liabilities - 0.16%		1,376,343	0.16%
TOTAL NET ASSETS - 100.00%		$881,055,140	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$194,073,442	$–	$–	$194,073,442
Financials	23,149,950	–	–	23,149,950
Utilities	647,273,005	–	–	647,273,005
Total Common Stocks	$864,496,397	$–	$–	$864,496,397

Partnerships
Energy	$9,573,521	$–	$–	$9,573,521
Total Partnerships	$9,573,521	$–	$–	$9,573,521

Short-Term Investments
Money Market Funds	$5,608,879	$–	$–	$5,608,879
Total Short-Term Investments	$5,608,879	$–	$–	$5,608,879

Total Investments	$879,678,797	$–	$–	$879,678,797

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 56.90%
Communication Services - 5.71%
Alphabet, Inc., Class C (a)	4,564	$5,552,927	3.07%
Fox Corp.	84,150	3,140,478	1.74%
Verizon Communications, Inc.	29,362	1,622,838	0.90%
		10,316,243	5.71%
Consumer Discretionary - 10.03%
CarMax, Inc. (a)	43,594	3,825,809	2.12%
Carnival Corp. (b)	67,302	3,178,674	1.76%
Dollar Tree, Inc. (a)	26,247	2,670,632	1.48%
Home Depot, Inc.	16,690	3,566,486	1.97%
Lowe's Companies, Inc.	14,443	1,464,520	0.81%
O'Reilly Automotive, Inc. (a)	8,981	3,419,606	1.89%
		18,125,727	10.03%
Consumer Staples - 4.22%
Altria Group, Inc.	77,136	3,630,792	2.01%
Nestle S.A. - ADR (b)	37,768	4,006,429	2.21%
		7,637,221	4.22%
Energy - 1.80%
Chevron Corp.	26,477	3,259,583	1.80%

Financials - 13.06%
Alleghany Corp. (a)	5,043	3,458,136	1.91%
Bain Capital Specialty Finance, Inc.	7,230	130,863	0.07%
Berkshire Hathaway, Inc., Class B (a)	35,171	7,225,179	4.00%
BlackRock, Inc.	7,936	3,711,508	2.06%
TCG BDC, Inc.	8,635	130,561	0.07%
The Charles Schwab Corp.	59,445	2,569,213	1.42%
The Progressive Corp.	44,139	3,574,376	1.98%
Wells Fargo & Co.	57,902	2,803,036	1.55%
		23,602,872	13.06%
Health Care - 2.37%
Bristol-Myers Squibb Co.	33,912	1,506,032	0.83%
Pfizer, Inc.	71,670	2,783,663	1.54%
		4,289,695	2.37%
Industrials - 6.98%
FedEx Corp.	20,005	3,411,453	1.89%
General Dynamics Corp.	14,530	2,701,708	1.49%
Norfolk Southern Corp.	19,877	3,798,892	2.10%
Southwest Airlines Co.	52,482	2,704,398	1.50%
		12,616,451	6.98%
Information Technology - 7.93%
Apple, Inc.	29,231	6,227,372	3.44%
Cisco Systems, Inc.	66,146	3,664,489	2.03%
Visa, Inc., Class A	25,004	4,450,712	2.46%
		14,342,573	7.93%
Materials - 4.80%
Albemarle Corp.	29,660	2,163,994	1.20%
Martin Marietta Materials, Inc.	14,658	3,631,519	2.01%
NewMarket Corp.	6,846	2,886,342	1.59%
		8,681,855	4.80%
Total Common Stocks (Cost $79,362,048)		102,872,220	56.90%

PREFERRED STOCKS - 2.40%
Communication Services - 0.07%
AT&T, Inc., 5.625%, 08/01/2067	4,665	127,214	0.07%

Consumer Staples - 0.11%
CHS, Inc., Series 4, 7.500%, Perpetual	7,005	191,797	0.11%

Energy - 0.06%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(f)	4,410	118,144	0.06%

Financials - 2.11%
Aegon N.V., 6.375%, Perpetual (b)	3,845	100,162	0.06%
American International Group, Inc., Series A, 5.850%, Perpetual	4,250	115,642	0.06%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	4,955	127,591	0.07%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	2,680	67,858	0.04%
Banc of California, Inc., Series E, 7.000%, Perpetual	3,805	103,192	0.06%
Bank of America Corp.
Series GG, 6.000%, Perpetual	3,455	92,939	0.05%
Series CC, 6.200%, Perpetual	2,290	60,387	0.03%
BB&T Corp.
5.625%, Perpetual	4,230	112,645	0.06%
Series F, 5.200%, Perpetual	4,740	119,827	0.07%

Capital One Financial Corp.
Series F, 6.200%, Perpetual	4,330	112,753	0.06%
Series H, 6.000%, Perpetual	4,365	117,069	0.06%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (f)	2,150	61,275	0.03%
Series S, 6.300%, Perpetual	3,605	95,569	0.05%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (f)	3,000	82,740	0.05%
First Republic Bank, Series G, 5.500%, Perpetual	3,170	81,532	0.05%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	4,150	112,755	0.06%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	5,930	156,315	0.09%
IBERIABANK Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (a)(f)	1,600	42,960	0.02%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	53,184	0.03%
ING Groep N.V., 6.125%, Perpetual (b)	1,935	50,349	0.03%
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual	6,490	172,959	0.10%
KeyCorp
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (f)	4,075	118,582	0.07%
Series F, 5.650%, Perpetual	2,065	53,463	0.03%
Legg Mason, Inc.
5.450%, 09/15/2056	2,270	58,589	0.03%
6.375%, 03/15/2056	1,946	52,639	0.03%
MetLife, Inc., Series E, 5.625%, Perpetual	4,400	118,140	0.07%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (f)	7,000	195,020	0.11%
Prudential Financial, Inc., 5.625%, 08/15/2058	2,075	56,357	0.03%
Regions Financial Corp., Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	4,145	117,304	0.07%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,150	111,428	0.06%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (a)(f)	2,145	55,427	0.03%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (f)	2,100	55,902	0.03%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,090	54,758	0.03%
The Allstate Corp., Series G, 5.625%, Perpetual	4,745	127,546	0.07%
The Charles Schwab Corp., Series C, 6.000%, Perpetual	4,315	116,678	0.06%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	2,560	73,062	0.04%
Series N, 6.300%, Perpetual	2,620	71,238	0.04%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.468%, Perpetual (d)(f)	2,755	74,440	0.04%
Webster Financial Corp., Series F, 5.250%, Perpetual	1,160	29,232	0.02%
Wells Fargo & Co.
Series V, 6.000%, Perpetual	4,325	112,796	0.06%
Series X, 5.500%, Perpetual	4,475	115,052	0.06%
		3,807,356	2.11%
Utilities - 0.05%
The Southern Co., 6.250%, 10/15/2075	3,840	100,915	0.05%
Total Preferred Stocks (Cost $4,152,329)		4,345,426	2.40%

REITS - 0.74%
Financials - 0.74%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (f)	4,370	112,397	0.06%
Apollo Commercial Real Estate Finance, Inc.	7,030	132,305	0.07%
Chimera Investment Corp.	6,855	132,165	0.07%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	4,620	122,661	0.07%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	2,350	61,523	0.04%
Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then 3 Month LIBOR USD + 5.289%, Perpetual (f)	4,340	112,319	0.06%
Kimco Realty Corp., Series M, 5.250%, Perpetual	2,730	68,332	0.04%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,180	104,082	0.06%
Public Storage, Series B, 5.400%, Perpetual	3,180	84,079	0.05%
Starwood Property Trust, Inc.	5,680	131,946	0.07%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027 then 3 Month LIBOR USD + 5.352%, Perpetual (f)	6,880	178,192	0.10%
Vornado Realty Trust, Series M, 5.250%, Perpetual	3,590	90,683	0.05%
		1,330,684	0.74%
Total REITS (Cost $1,211,844)		1,330,684	0.74%

CORPORATE BONDS - 23.38%
Communication Services - 1.27%
Activision Blizzard, Inc., 3.400%, 06/15/2027	500,000	511,571	0.28%
AT&T, Inc.
3.000%, 02/15/2022	500,000	507,298	0.28%
4.250%, 03/01/2027	980,000	1,054,951	0.58%
5.350%, 09/01/2040	200,000	226,117	0.13%
		2,299,937	1.27%
Consumer Discretionary - 0.68%
Alibaba Group Holding Ltd, 3.600%, 11/28/2024 (b)	1,000,000	1,040,720	0.57%
Starbucks Corp., 4.450%, 08/15/2049	175,000	192,597	0.11%
		1,233,317	0.68%

Consumer Staples - 0.21%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	377,514	0.21%

Energy - 2.58%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,227,107	0.68%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,047,662	0.58%
Encana Corp., 3.900%, 11/15/2021 (b)	400,000	408,855	0.22%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	788,771	0.44%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,195,672	0.66%
		4,668,067	2.58%
Financials - 12.03%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,063,568	0.59%
4.875%, 06/01/2022	600,000	640,254	0.35%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,564,591	0.87%
Capital One NA, 2.250%, 09/13/2021	500,000	497,180	0.27%
Comerica Bank, 2.500%, 07/23/2024	700,000	699,518	0.39%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,316,350	0.73%
Discover Financial Services, 5.200%, 04/27/2022	900,000	962,090	0.53%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	605,395	0.33%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,096,516	0.61%
Huntington Bancshares, Inc., 4.000%, 05/15/2025	765,000	814,321	0.45%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	1,009,968	0.56%
KeyCorp, 5.100%, 03/24/2021	450,000	469,438	0.26%
Lincoln National Corp., 6.250%, 02/15/2020	280,000	285,327	0.16%
Morgan Stanley, 5.500%, 07/28/2021	2,333,000	2,467,911	1.37%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	436,919	0.24%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,559,025	0.86%
5.625%, 04/01/2024	700,000	788,385	0.44%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,221,484	0.68%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,304,063	0.72%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	600,000	610,745	0.34%
6.000%, 06/15/2020	1,500,000	1,546,122	0.85%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	776,059	0.43%
		21,735,229	12.03%
Health Care - 3.84%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	665,172	0.37%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,011,975	0.56%
3.625%, 05/22/2024	250,000	262,513	0.14%
Celgene Corp., 3.625%, 05/15/2024	1,600,000	1,668,066	0.92%
CVS Health Corp., 4.125%, 05/15/2021	1,000,000	1,023,347	0.57%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	1,450,000	1,586,705	0.88%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	723,945	0.40%
		6,941,723	3.84%
Information Technology - 0.70%
Apple, Inc., 4.500%, 02/23/2036	250,000	296,504	0.17%
Corning, Inc., 6.850%, 03/01/2029	275,000	341,534	0.19%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	618,923	0.34%
		1,256,961	0.70%
Materials - 1.56%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,050,395	0.58%
Goldcorp, Inc., 3.625%, 06/09/2021	750,000	755,417	0.42%
Newmont Goldcorp Corp., 3.500%, 03/15/2022	1,000,000	1,020,263	0.56%
		2,826,075	1.56%
Retail Trade - 0.51%
Macy's Retail Holdings, Inc., 4.375%, 09/01/2023	900,000	927,404	0.51%
Total Corporate Bonds (Cost $40,940,605)		42,266,227	23.38%

MORTGAGE BACKED SECURITIES - 5.47%
Fannie Mae Pool
3.000%, 10/01/2043	2,258,417	2,302,015	1.27%
3.500%, 01/01/2042	468,475	488,346	0.27%
4.000%, 10/01/2041	525,282	557,138	0.31%
4.000%, 12/01/2041	464,973	493,144	0.27%
4.500%, 08/01/2020	8,963	9,190	0.01%
6.000%, 10/01/2037	125,781	142,887	0.08%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	142,196	132,051	0.07%
Series 2012-22, 2.000%, 11/25/2040	118,610	117,242	0.06%
Series 2012-16, 2.000%, 11/25/2041	104,711	102,589	0.06%
Series 2010-134, 2.250%, 03/25/2039	83,489	83,088	0.05%

Freddie Mac Gold Pool
3.000%, 05/01/2042	873,930	891,369	0.49%
3.000%, 09/01/2042	1,597,597	1,629,457	0.90%
3.500%, 01/01/2048	1,583,730	1,637,112	0.91%
5.000%, 05/01/2020	5,530	5,683	0.00%
5.500%, 04/01/2037	64,707	72,561	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	80,753	80,929	0.04%
Series 4309, 2.000%, 10/15/2043	85,061	83,826	0.05%
Series 3928, 2.500%, 08/15/2040	217,840	217,593	0.12%
Series 3870, 2.750%, 01/15/2041	64,603	65,252	0.04%
Series 4016, 3.000%, 09/15/2039	289,210	291,066	0.16%
Series 4322, 3.000%, 05/15/2043	257,098	263,416	0.15%
Government National Mortgage Association, 1.750%, 02/16/2043	223,937	217,309	0.12%
Total Mortgage Backed Securities (Cost $9,712,242)		9,883,263	5.47%

U.S. GOVERNMENT AGENCY ISSUES - 3.00%
Fannie Mae
1.500%, 08/10/2021	1,000,000	991,878	0.55%
2.500%, 03/30/2026 (g)	1,200,000	1,201,327	0.66%
Federal Home Loan Banks
1.250%, 10/17/2031 (g)	1,250,000	1,245,630	0.69%
2.000%, 10/27/2023 (g)	1,200,000	1,197,657	0.66%
2.750%, 07/11/2031	800,000	791,408	0.44%
		5,427,900	3.00%
Total U.S. Government Agency Issues (Cost $5,406,944)		5,427,900	3.00%

U.S. TREASURY OBLIGATIONS - 4.60%
U.S. Treasury Bonds - 0.60%
U.S. Treasury Bonds, 3.625%, 02/15/2044	900,000	1,087,612	0.60%

U.S. Treasury Notes - 4.00%
U.S. Treasury Notes
1.750%, 05/15/2023	2,000,000	1,992,930	1.10%
2.250%, 02/15/2027	500,000	510,605	0.29%
2.625%, 11/15/2020	1,700,000	1,713,182	0.95%
2.625%, 02/15/2029	500,000	526,221	0.29%
2.750%, 02/15/2024	1,925,000	2,000,684	1.11%
3.000%, 10/31/2025	450,000	478,854	0.26%
		7,222,476	4.00%
Total U.S. Treasury Obligations (Cost $8,087,415)		8,310,088	4.60%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.50%
Financials - 0.65%
Apollo Investment Corp.	8,050	131,617	0.07%
Ares Capital Corp.	7,220	134,075	0.08%
BlackRock TCP Capital Corp.	9,265	130,359	0.07%
FS Investment Corp.	21,905	125,516	0.07%
Hercules Capital, Inc.	10,075	130,774	0.07%
Monroe Capital Corp.	11,615	132,179	0.07%
New Mountain Finance Corp.	9,655	132,949	0.08%
Oaktree Specialty Lending Corp.	24,580	131,011	0.07%
TPG Specialty Lending, Inc.	6,725	131,272	0.07%
		1,179,752	0.65%
Other Investment Companies - 0.85%
Guggenheim Credit Allocation Fund	34,000	697,000	0.39%
SPDR Barclays Short Term High Yield	4,000	108,600	0.06%
SPDR Bloomberg Barclays High Yield Bond ETF	333	36,160	0.02%
SPDR Wells Fargo Preferred Stock ETF	3,920	172,245	0.09%
Vanguard High-Yield Corporate Fund	89,820	526,346	0.29%
		1,540,351	0.85%
Total Investment Companies (Excluding Money Market Funds) (Cost $2,852,395)		2,720,103	1.50%

SHORT-TERM INVESTMENTS - 1.84%
Money Market Fund - 1.84%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	3,319,969	3,319,969	1.84%
Total Short-Term Investments (Cost $3,319,969)		3,319,969	1.84%

Total Investments (Cost $155,045,791) - 99.83%		180,475,880	99.83%
Other Assets in Excess of Liabilities - 0.17%		301,845	0.17%
TOTAL NET ASSETS - 100.00%		$180,777,725	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund's seven-day yield as of July 31, 2019.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended July 31, 2019, are as follows:

Preferred Stocks
U.S. Bancorp
Beginning Cost - November 1, 2018	$79,260
Purchase Cost	$-
Sales Cost	$-
Ending Cost - July 31, 2019	$79,260
Dividend Income	$3,358
Net Change in Unrealized Appreciation/Depreciation	$28
Realized Gain/Loss	$-
Shares	2,755
Market Value - July 31, 2019	$74,440

(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2019, the market value of this security totaled $1,316,350 which represents 0.73% of net assets.

(f)    Variable rate security; rate disclosed is the rate as of July 31, 2019.
(g)    Step-up bond; rate disclosed is the rate as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$10,316,243	$–	$–	$10,316,243
Consumer Discretionary	18,125,727	–	–	18,125,727
Consumer Staples	7,637,221	–	–	7,637,221
Energy	3,259,583	–	–	3,259,583
Financials	23,602,872	–	–	23,602,872
Health Care	4,289,695	–	–	4,289,695
Industrials	12,616,451	–	–	12,616,451
Information Technology	14,342,573	–	–	14,342,573
Materials	8,681,855	–	–	8,681,855
Total Common Stocks	$102,872,220	$–	$–	$102,872,220

Preferred Stocks
Communication Services	$127,214	$–	$–	$127,214
Consumer Staples	191,797	–	–	191,797
Energy	118,144	–	–	118,144
Financials	3,807,356	–	–	3,807,356
Utilities	100,915	–	–	100,915
Total Preferred Stocks	$4,345,426	$–	$–	$4,345,426

REITS
Financials	$1,330,684	$–	$–	$1,330,684
Total REITS	$1,330,684	$–	$–	$1,330,684

Corporate Bonds
Communication Services	$-	$2,299,937	$-	$2,299,937
Consumer Discretionary	–	1,233,317	–	1,233,317
Consumer Staples	–	377,514	–	377,514
Energy	–	4,668,067	–	4,668,067
Financials	–	21,735,229	–	21,735,229
Health Care	–	6,941,723	–	6,941,723
Information Technology	–	1,256,961	–	1,256,961
Materials	–	2,826,075	–	2,826,075
Retail Trade	–	927,404	–	927,404
Total Corporate Bonds	$–	$42,266,227	$–	$42,266,227

Mortgage Backed Securities	$–	$9,883,263	$–	$9,883,263

U.S. Government Agency Issues	$–	$5,427,900	$–	$5,427,900

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$1,087,612	$–	$1,087,612
U.S. Treasury Notes	–	7,222,476	–	7,222,476
Total U.S. Treasury Obligations	$–	$8,310,088	$–	$8,310,088

Investment Companies (Excluding Money Market Funds)
Financials	$1,179,752	$–	$–	$1,179,752
Other Investment Companies	1,540,351	–	–	1,540,351
Total Investment Companies (Excluding Money Market Funds)	$2,720,103	$–	$–	$2,720,103
	.
Short-Term Investments
Money Market Funds	$3,319,969	$–	$–	$3,319,969
Total Short-Term Investments	$3,319,969	$–	$–	$3,319,969

Total Investments	$114,588,402	$65,887,478	$–	$180,475,880

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.63%
Communication Services - 3.40%
Live Nation Entertainment, Inc. (a)	43,300	$3,120,198	2.07%
The E.W. Scripps Co.	131,300	2,012,829	1.33%
		5,133,027	3.40%
Consumer Discretionary - 20.83%
America’s Car-Mart, Inc. (a)	31,600	2,849,056	1.89%
Boot Barn Holdings, Inc. (a)	95,400	2,985,066	1.98%
Carvana Co. (a)	45,200	2,872,912	1.91%
Core-Mark Holding Co., Inc.	75,200	2,814,736	1.87%
Dollar General Corp.	23,700	3,176,274	2.11%
Funko, Inc. (a)	128,300	3,208,783	2.13%
Genuine Parts Co.	24,900	2,418,288	1.60%
Haverty Furniture, Inc.	119,206	2,158,821	1.43%
K12, Inc. (a)	79,900	2,385,015	1.58%
Rent-A-Center, Inc. (a)	133,000	3,594,990	2.38%
Sleep Number Corp. (a)	59,900	2,945,283	1.95%
		31,409,224	20.83%
Consumer Staples - 7.86%
Costco Wholesale Corp.	11,600	3,197,308	2.12%
Performance Food Group Co. (a)	71,700	3,144,045	2.09%
Post Holdings, Inc. (a)	26,200	2,809,164	1.86%
TreeHouse Foods, Inc. (a)	45,500	2,699,970	1.79%
		11,850,487	7.86%
Energy - 6.37%
CVR Energy, Inc.	66,626	3,535,842	2.34%
ProPetro Holding Corp. (a)	128,200	2,324,266	1.54%
World Fuel Services Corp.	96,000	3,747,840	2.49%
		9,607,948	6.37%
Financials - 10.16%
Argo Group International Holdings Ltd. (b)	40,500	2,771,820	1.84%
Brookfield Asset Management, Inc., Class A (b)	59,100	2,895,900	1.92%
Cannae Holdings, Inc. (a)	113,800	3,294,510	2.18%
LPL Financial Holdings, Inc.	38,800	3,254,156	2.16%
The Progressive Corp.	38,400	3,109,632	2.06%
		15,326,018	10.16%
Health Care - 7.83%
Ensign Group, Inc.	55,400	3,338,404	2.21%
R1 RCM, Inc. (a)	279,000	3,509,820	2.33%
Syneos Health, Inc. (a)	54,100	2,763,969	1.83%
Tenet Healthcare Corp. (a)	93,300	2,199,081	1.46%
		11,811,274	7.83%
Industrials - 11.84%
Aerojet Rocketdyne Holdings, Inc. (a)	82,800	3,537,216	2.35%
Deere & Co.	17,200	2,849,180	1.89%
FTI Consulting, Inc. (a)	35,700	3,728,865	2.47%
Great Lakes Dredge & Dock Corp. (a)	304,800	3,270,504	2.17%
Insperity, Inc.	21,600	2,297,160	1.52%
Luxfer Holdings PLC (b)	109,341	2,167,138	1.44%
		17,850,063	11.84%
Information Technology - 19.72%
Avid Technology, Inc. (a)	329,900	3,381,475	2.24%
Booz Allen Hamilton Holding Corp., Class A	48,200	3,313,750	2.20%
Canadian Solar, Inc. (a)(b)	146,500	3,123,380	2.07%
Cardtronics PLC (a)	79,100	2,252,768	1.49%
CDW Corp.	27,900	3,296,664	2.19%
Fabrinet (a)(b)	51,300	2,753,784	1.83%
Insight Enterprises, Inc. (a)	50,300	2,767,506	1.83%
OSI Systems, Inc. (a)	31,200	3,511,872	2.33%
PCM, Inc. (a)	76,800	2,674,944	1.77%
Tech Data Corp. (a)	26,300	2,665,242	1.77%
		29,741,385	19.72%

Materials - 5.39%
Sonoco Products Co.	45,300	2,719,359	1.80%
Stepan Co.	31,800	3,152,970	2.09%
Warrior Met Coal, Inc.	91,100	2,253,814	1.50%
		8,126,143	5.39%
Utilities - 3.23%
AES Corp.	155,300	2,607,487	1.73%
NRG Energy, Inc.	66,200	2,260,068	1.50%
		4,867,555	3.23%
Total Common Stocks (Cost $135,666,655)		145,723,124	96.63%

SHORT-TERM INVESTMENTS - 3.55%
Money Market Funds - 3.55%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	5,358,717	5,358,717	3.55%
Total Money Market Funds (Cost $5,358,717)		5,358,717	3.55%

Total Investments (Cost $141,025,372) - 100.18%		151,081,841	100.18%
Liabilities in Excess of Other Assets - (0.18)%		(265,937)	(0.18)%
TOTAL NET ASSETS - 100.00%		$150,815,904	100.00%

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)    Non-income-producing security.
(b)    U.S.-traded security of a foreign corporation.
(c)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

    Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$5,133,027	$–	$–	$5,133,027
Consumer Discretionary	31,409,224	–	–	31,409,224
Consumer Staples	11,850,487	–	–	11,850,487
Energy	9,607,948	–	–	9,607,948
Financials	15,326,018	–	–	15,326,018
Health Care	11,811,274	–	–	11,811,274
Industrials	17,850,063	–	–	17,850,063
Information Technology	29,741,385	–	–	29,741,385
Materials	8,126,143	–	–	8,126,143
Utilities	4,867,555	–	–	4,867,555
Total Common Stocks	$145,723,124	$–	$–	$145,723,124

Short-Term Investments
Money Market Funds	$5,358,717	$–	$–	$5,358,717
Total Short-Term Investments	$5,358,717	$–	$–	$5,358,717

Total Investments	$151,081,841	$–	$–	$151,081,841

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2019 (Unaudited)

			% of
	Number of Shares	Value	Net Assets
COMMON STOCKS - 96.56%
Consumer Discretionary - 23.91%
Aaron’s, Inc.	291,600	$18,385,380	4.38%
American Axle & Manufacturing Holdings, Inc. (a)	855,800	10,329,506	2.46%
American Eagle Outfitters, Inc.	558,361	9,877,406	2.35%
BJ’s Restaurants, Inc.	196,300	7,793,110	1.86%
Crocs, Inc. (a)	713,200	16,296,620	3.88%
Murphy USA, Inc. (a)	175,300	15,489,508	3.69%
Penn National Gaming, Inc. (a)	439,158	8,572,364	2.04%
Restoration Hardware Holdings, Inc. (a)	97,900	13,647,260	3.25%
		100,391,154	23.91%
Consumer Staples - 11.02%
Casey’s General Stores, Inc.	128,600	20,821,626	4.96%
Post Holdings, Inc. (a)	152,342	16,334,109	3.89%
Sprouts Farmers Market, Inc. (a)	539,300	9,130,349	2.17%
		46,286,084	11.02%
Energy - 3.97%
EnLink Midstream LLC	929,185	8,920,176	2.13%
PBF Energy, Inc., Class A	277,200	7,742,196	1.84%
		16,662,372	3.97%
Financials - 7.54%
Assurant, Inc.	145,000	16,437,200	3.92%
Old Republic International Corp.	667,000	15,214,270	3.62%
		31,651,470	7.54%
Health Care - 5.90%
Allscripts Healthcare Solutions, Inc. (a)	1,018,100	10,486,430	2.50%
Molina Healthcare, Inc. (a)	107,600	14,287,128	3.40%
		24,773,558	5.90%
Industrials - 19.23%
Arcosa, Inc.	135,566	5,083,725	1.21%
Clean Harbors, Inc. (a)	214,400	16,682,464	3.97%
Insperity, Inc.	122,600	13,038,510	3.11%
Landstar System, Inc.	125,400	13,953,258	3.32%
NOW, Inc. (a)	878,600	10,762,850	2.56%
Spirit Airlines, Inc. (a)	309,600	13,136,328	3.13%
Trinity Industries, Inc.	412,400	8,083,040	1.93%
		80,740,175	19.23%
Information Technology - 9.96%
Booz Allen Hamilton Holding Corp., Class A	287,900	19,793,125	4.71%
CACI International, Inc., Class A (a)	75,300	16,200,795	3.86%
Conduent, Inc. (a)	641,300	5,835,830	1.39%
		41,829,750	9.96%
Materials - 7.20%
Ashland Global Holdings, Inc.	176,700	14,044,116	3.35%
Cleveland-Cliffs, Inc.	1,516,200	16,162,692	3.85%
		30,206,808	7.20%
Utilities - 7.83%
AES Corp.	1,126,500	18,913,935	4.50%
UGI Corp.	273,500	13,973,115	3.33%
		32,887,050	7.83%
Total Common Stocks (Cost $433,319,936)		405,428,421	96.56%

SHORT-TERM INVESTMENTS - 3.57%
Money Market Funds - 3.57%
First American Government Obligations Fund, Institutional Class, 2.24% (b)	14,978,982	14,978,982	3.57%
Total Short-Term Investments (Cost $14,978,982)		14,978,982	3.57%

Total Investments (Cost $448,298,918) - 100.13%		420,407,403	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(545,871)	(0.13)%
TOTAL NET ASSETS - 100.00%		$419,861,532	100.00%

Percentages are stated as a percent of net assets.

(a)    Non-income-producing security.
(b)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$100,391,154	$–	$–	$100,391,154
Consumer Staples	46,286,084	–	–	46,286,084
Energy	16,662,372	–	–	16,662,372
Financials	31,651,470	–	–	31,651,470
Health Care	24,773,558	–	–	24,773,558
Industrials	80,740,175	–	–	80,740,175
Information Technology	41,829,750	–	–	41,829,750
Materials	30,206,808	–	–	30,206,808
Utilities	32,887,050	–	–	32,887,050
Total Common Stocks	$405,428,421	$–	$–	$405,428,421

Short-Term Investments
Money Market Funds	$14,978,982	$–	$–	$14,978,982
Total Short-Term Investments	$14,978,982	$–	$–	$14,978,982

Total Investments	$420,407,403	$–	$–	$420,407,403

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.47%
Communication Services - 4.11%
AT&T, Inc.	165,660	$5,640,723	2.18%
Verizon Communications, Inc.	90,700	5,012,989	1.93%
		10,653,712	4.11%
Consumer Discretionary - 9.97%
Carnival Corp. (a)	87,300	4,123,179	1.59%
Ford Motor Co.	583,545	5,561,184	2.15%
General Motors Co.	126,500	5,103,010	1.97%
Las Vegas Sands Corp.	82,100	4,962,124	1.92%
Target Corp.	70,100	6,056,640	2.34%
		25,806,137	9.97%
Consumer Staples - 19.59%
Altria Group, Inc.	99,400	4,678,758	1.81%
Archer Daniels Midland Co.	116,600	4,789,928	1.85%
British American Tobacco PLC - ADR (a)	138,900	4,946,229	1.91%
General Mills, Inc.	110,100	5,847,411	2.26%
PepsiCo, Inc.	43,400	5,546,954	2.14%
Philip Morris International, Inc.	61,300	5,125,293	1.98%
The Coca-Cola Co.	99,400	5,231,422	2.02%
The Kraft Heinz Co.	102,600	3,284,226	1.27%
The Procter & Gamble Co.	49,700	5,866,588	2.26%
Unilever PLC - ADR (a)	90,000	5,410,800	2.09%
		50,727,609	19.59%
Energy - 19.78%
BP PLC - ADR (a)	116,400	4,625,736	1.78%
Canadian Natural Resources Ltd. (a)	183,400	4,636,352	1.79%
Chevron Corp.	41,575	5,118,298	1.98%
Exxon Mobil Corp.	65,510	4,871,323	1.88%
Marathon Petroleum Corp.	79,800	4,499,922	1.74%
Occidental Petroleum Corp.	75,060	3,855,082	1.49%
Phillips 66	52,500	5,384,400	2.08%
Royal Dutch Shell PLC - ADR (a)	75,800	4,811,026	1.86%
Schlumberger Ltd. (a)	112,100	4,480,637	1.73%
Suncor Energy, Inc. (a)	151,800	4,356,660	1.68%
Total S.A. - ADR (a)	88,800	4,594,512	1.77%
		51,233,948	19.78%
Financials - 14.00%
HSBC Holdings PLC - ADR (a)	117,310	4,711,170	1.82%
JPMorgan Chase & Co.	48,100	5,579,600	2.15%
MetLife, Inc.	111,400	5,505,388	2.13%
Morgan Stanley	120,000	5,347,200	2.06%
Royal Bank of Canada (a)	64,900	5,121,259	1.98%
The Toronto-Dominion Bank (a)	87,600	5,119,344	1.98%
Wells Fargo & Co.	100,700	4,874,887	1.88%
		36,258,848	14.00%
Health Care - 12.39%
AbbVie, Inc.	61,800	4,117,116	1.59%
Amgen, Inc.	26,200	4,888,396	1.89%
Bristol-Myers Squibb Co.	99,300	4,409,913	1.70%
CVS Health Corp.	73,700	4,117,619	1.59%
Gilead Sciences, Inc.	75,500	4,946,760	1.91%
GlaxoSmithKline PLC - ADR (a)	121,800	5,027,904	1.94%
Pfizer, Inc.	117,900	4,579,236	1.77%
		32,086,944	12.39%
Industrials - 7.82%
3M Co.	23,900	4,175,808	1.61%
Emerson Electric Co.	72,500	4,703,800	1.81%
Johnson Controls International PLC (a)	142,600	6,051,944	2.34%
United Parcel Service, Inc., Class B	44,600	5,328,362	2.06%
		20,259,914	7.82%
Information Technology - 7.02%
International Business Machines Corp.	36,300	5,381,112	2.08%
Qualcomm, Inc.	95,600	6,994,096	2.70%
Texas Instruments, Inc.	46,400	5,800,464	2.24%
		18,175,672	7.02%

Materials - 1.79%
Corteva, Inc.	30,866	910,547	0.35%
DOW, Inc.	30,866	1,495,149	0.58%
DuPont de Nemours, Inc.	30,866	2,227,290	0.86%
		4,632,986	1.79%
Total Common Stocks (Cost $250,367,919)		249,835,770	96.47%

SHORT-TERM INVESTMENTS - 3.55%
Money Market Funds - 3.55%
First American Government Obligations Fund, Institutional Class, 2.24% (b)	9,193,257	9,193,257	3.55%
Total Short-Term Investments (Cost $9,193,257)		9,193,257	3.55%

Total Investments (Cost $259,561,176) - 100.02%		259,029,027	100.02%
Liabilities in Excess of Other Assets - (0.02)%		(40,992)	(0.02)%
TOTAL NET ASSETS - 100.00%		$258,988,035	100.00%

Percentages are stated as a percent of net assets.

ADR     American Depositary Receipt
PLC    Public Limited Company
(a)    U.S.-traded security of a foreign corporation.
(b)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$10,653,712	$–	$–	$10,653,712
Consumer Discretionary	25,806,137	–	–	25,806,137
Consumer Staples	50,727,609	–	–	50,727,609
Energy	51,233,948	–	–	51,233,948
Financials	36,258,848	–	–	36,258,848
Health Care	32,086,944	–	–	32,086,944
Industrials	20,259,914	–	–	20,259,914
Information Technology	18,175,672	–	–	18,175,672
Materials	4,632,986	–	–	4,632,986
Total Common Stocks	$249,835,770	$–	$–	$249,835,770

Short-Term Investments
Money Market Funds	$9,193,257	$–	$–	$9,193,257
Total Short-Term Investments	$9,193,257	$–	$–	$9,193,257

Total Investments	$259,029,027	$–	$–	$259,029,027

Hennessy Total Return Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 68.56%
Communication Services - 6.19%
Verizon Communications, Inc.	85,700	$4,736,639	6.19%

Consumer Staples - 14.43%
The Coca-Cola Co.	109,500	5,762,985	7.53%
The Procter & Gamble Co.	44,700	5,276,388	6.90%
		11,039,373	14.43%
Energy - 12.58%
Chevron Corp.	39,900	4,912,089	6.42%
Exxon Mobil Corp.	63,400	4,714,424	6.16%
		9,626,513	12.58%
Financials - 7.73%
JPMorgan Chase & Co.	51,000	5,916,000	7.73%

Health Care - 13.66%
Merck & Co., Inc.	70,400	5,842,496	7.63%
Pfizer, Inc.	118,800	4,614,192	6.03%
		10,456,688	13.66%
Information Technology - 13.97%
Cisco Systems, Inc.	94,800	5,251,920	6.86%
International Business Machines Corp.	36,700	5,440,408	7.11%
		10,692,328	13.97%
Total Common Stocks (Cost $42,282,162)		52,467,541	68.56%

SHORT-TERM INVESTMENTS - 76.41%
Money Market Funds - 2.13%
First American Government Obligations Fund, Institutional Class, 2.24% (a)	1,626,400	1,626,400	2.13%

U.S. Treasury Bills (c) - 74.28%
2.360%, 08/15/2019 (b)	21,000,000	20,980,890	27.42%
2.170%, 09/19/2019 (b)	15,000,000	14,957,738	19.54%
2.115%, 10/17/2019 (b)	21,000,000	20,908,587	27.32%
		56,847,215	74.28%
Total Short-Term Investments (Cost $58,472,948)		58,473,615	76.41%

Total Investments (Cost $100,755,110) - 144.97%		110,941,156	144.97%
Liabilities in Excess of Other Assets - (44.97)%		(34,411,924)	(44.97)%
TOTAL NET ASSETS - 100.00%		$76,529,232	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of July 31, 2019.
(b)	The rate listed is the discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$4,736,639	$–	$–	$4,736,639
Consumer Staples	11,039,373	–	–	11,039,373
Energy	9,626,513	–	–	9,626,513
Financials	5,916,000	–	–	5,916,000
Health Care	10,456,688	–	–	10,456,688
Information Technology	10,692,328	–	–	10,692,328
Total Common Stocks	$52,467,541	$–	$–	$52,467,541

Short-Term Investments
Money Market Funds	$1,626,400	$–	$–	$1,626,400
U.S. Treasury Bills	–	56,847,215	–	56,847,215
Total Short-Term Investments	$1,626,400	$56,847,215	$–	$58,473,615

Total Investments	$54,093,941	$56,847,215	$–	$110,941,156

Reverse Repurchase Agreements - The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$12,593,000	Jefferies LLC	2.75%	5/16/2019	8/15/2019	$12,679,577
8,995,000	Jefferies LLC	2.60%	6/20/2019	9/19/2019	9,053,468
12,593,000	Jefferies LLC	2.50%	7/18/2019	10/17/2019	12,671,706
$34,181,000					$34,404,751

As of July 31, 2019, the fair value of securities held as collateral for reverse repurchase agreements was $37,898,148, as noted on the Schedule of Investments.

Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value of the reverse repurchase agreements as of July 31, 2019, was $34,181,000.  The face value plus interest due at maturity is equal to $34,404,751.

For the nine months ended July 31, 2019, the average daily balance and average interest rate in effect for reverse repurchase agreements were $31,535,412 and 2.65%, respectively.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of Shares/Par Amount	Value	% of Net Assets
COMMON STOCKS - 49.24%
Communication Services - 4.28%
Verizon Communications, Inc.	9,650	$533,356	4.28%

Consumer Staples - 9.19%
The Coca-Cola Co.	11,250	592,087	4.75%
The Procter & Gamble Co.	3,350	395,434	3.17%
Walgreens Boots Alliance, Inc.	2,900	158,021	1.27%
		1,145,542	9.19%
Energy - 9.71%
Chevron Corp.	5,000	615,550	4.94%
Exxon Mobil Corp.	8,000	594,880	4.77%
		1,210,430	9.71%
Financials - 5.07%
JPMorgan Chase & Co.	5,450	632,200	5.07%

Health Care - 7.77%
Merck & Co., Inc.	5,850	485,491	3.89%
Pfizer, Inc.	12,450	483,558	3.88%
		969,049	7.77%
Industrials - 1.82%
3M Co.	850	148,512	1.19%
Caterpillar, Inc.	600	79,002	0.63%
		227,514	1.82%
Information Technology - 11.02%
Cisco Systems, Inc.	7,344	406,858	3.26%
Intel Corp.	5,350	270,442	2.17%
International Business Machines Corp.	4,700	696,728	5.59%
		1,374,028	11.02%
Materials - 0.38%
DuPont de Nemours, Inc.	650	46,904	0.38%
Total Common Stocks (Cost $5,051,236)		6,139,023	49.24%

SHORT-TERM INVESTMENTS - 51.05%
Money Market Funds - 3.47%
First American Government Obligations Fund, Institutional Class, 2.24% (a)	432,655	432,655	3.47%

U.S. Treasury Bills - 47.58%
1.990%, 11/07/2019 (b)	700,000	696,122	5.58%
2.255%, 12/05/2019 (b)	1,000,000	992,898	7.96%
2.035%, 01/30/2020 (b)	2,500,000	2,474,288	19.84%
2.280%, 05/21/2020 (b)	700,000	688,840	5.53%
1.985%, 06/18/2020 (b)	700,000	687,842	5.52%
1.915%, 07/16/2020 (b)	400,000	392,465	3.15%
		5,932,455	47.58%
Total Short-Term Investments (Cost $6,355,715)		6,365,110	51.05%

Total Investments (Cost $11,406,951) - 100.29%		12,504,133	100.29%
Liabilities in Excess of Other Assets - (0.29)%		(35,778)	(0.29)%
TOTAL NET ASSETS - 100.00%		$12,468,355	100.00%

Percentages are stated as a percent of net assets.

(a)    The rate listed is the fund’s seven-day yield as of July 31, 2019.
(b)    The rate listed is the discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$533,356	$–	$–	$533,356
Consumer Staples	1,145,542	–	–	1,145,542
Energy	1,210,430	–	–	1,210,430
Financials	632,200	–	–	632,200
Health Care	969,049	–	–	969,049
Industrials	227,514	–	–	227,514
Information Technology	1,374,028	–	–	1,374,028
Materials	46,904	–	–	46,904
Total Common Stocks	$6,139,023	$–	$–	$6,139,023

Short-Term Investments
Money Market Funds	$432,655	$–	$–	$432,655
U.S. Treasury Bills	–	5,932,455	–	5,932,455
Total Short-Term Investments	$432,655	$5,932,455	$–	$6,365,110

Total Investments	$6,571,678	$5,932,455	$–	$12,504,133

Hennessy Japan Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.69%
Communication Services - 6.10%
Softbank Group Co.	782,800	$39,968,322	6.10%

Consumer Discretionary - 20.14%
Asics Corp.	930,000	9,964,947	1.52%
Fast Retailing Co., Ltd.	57,100	34,249,986	5.23%
Isuzu Motors, Ltd.	475,000	5,256,083	0.81%
Nitori Holdings Co Ltd.	174,300	23,507,088	3.59%
Ryohin Keikaku Co., Ltd.	29,600	5,254,092	0.80%
Shimano, Inc.	231,500	32,683,007	4.99%
Toyota Motor Corp.	324,100	20,941,149	3.20%
		131,856,352	20.14%
Consumer Staples - 14.09%
Ariake Japan Co., Ltd.	148,000	9,144,689	1.39%
Japan Tobacco, Inc.	1,119,400	24,664,560	3.77%
Kao Corp.	408,100	29,783,453	4.55%
Unicharm Corp.	1,014,000	28,687,180	4.38%
		92,279,882	14.09%
Financials - 8.71%
Anicom Holdings, Inc.	426,600	14,860,159	2.27%
Mitsubishi UFJ Financial Group, Inc.	6,140,700	30,328,944	4.63%
Sumitomo Mitsui Financial Group, Inc.	338,100	11,823,290	1.81%
		57,012,393	8.71%
Health Care - 10.17%
Rohto Pharmaceutical Co., Ltd.	1,239,200	35,694,805	5.45%
Terumo Corp.	1,061,300	30,889,517	4.72%
		66,584,322	10.17%
Industrials - 30.80%
Daikin Industries	280,300	34,789,943	5.31%
Kubota Corp.	2,224,200	34,309,446	5.24%
Misumi Group, Inc.	1,271,600	28,536,648	4.36%
Mitsubishi Corp.	1,139,100	30,587,445	4.67%
Nidec Corp.	260,400	34,819,625	5.32%
Recruit Holdings Co., Ltd.	1,140,200	38,609,996	5.90%
		201,653,103	30.80%
Information Technology - 4.64%
Keyence Corp.	53,000	30,414,005	4.64%

Materials - 1.04%
Fuji Seal International, Inc.	232,200	6,802,843	1.04%
Total Common Stocks (Cost $534,378,123)		626,571,222	95.69%

SHORT-TERM INVESTMENTS - 3.67%
Money Market Funds - 3.67%
First American Government Obligations Fund, Institutional Class, 2.24% (a)	24,042,258	24,042,258	3.67%
Total Short-Term Investments (Cost $24,042,258)		24,042,258	3.67%

Total Investments (Cost $558,420,381) - 99.36%		650,613,480	99.36%
Other Assets in Excess of Liabilities - 0.64%		4,193,803	0.64%
TOTAL NET ASSETS - 100.00%		$654,807,283	100.00%

Percentages are stated as a percent of net assets.

(a)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$–	$39,968,322	$–	$39,968,322
Consumer Discretionary	–	131,856,352	–	131,856,352
Consumer Staples	–	92,279,882	–	92,279,882
Financials	–	57,012,393	–	57,012,393
Health Care	–	66,584,322	–	66,584,322
Industrials	–	201,653,103	–	201,653,103
Information Technology	–	30,414,005	–	30,414,005
Materials	–	6,802,843	–	6,802,843
Total Common Stocks	$–	$626,571,222	$–	$626,571,222

Short-Term Investments
Money Market Funds	$24,042,258	$–	$–	$24,042,258
Total Short-Term Investments	$24,042,258	$–	$–	$24,042,258

Total Investments	$24,042,258	$626,571,222	$–	$650,613,480

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2019 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.44%
Communication Services - 3.29%
Kakaku.com., Inc.	146,500	$3,042,977	2.23%
Macromill, Inc.	124,600	1,446,681	1.06%
		4,489,658	3.29%
Consumer Discretionary - 15.20%
Bic Camera, Inc.	232,400	2,291,091	1.68%
DCM Holdings Co., Ltd.	274,200	2,587,488	1.90%
Hiramatsu, Inc.	494,500	1,631,151	1.20%
Kasai Kogyo Co., Ltd.	213,400	1,750,941	1.28%
Kushikatsu Tanaka Holdings Co.	33,800	608,109	0.45%
Matsuoka Corp.	61,700	1,439,286	1.05%
Pacific Industrial Co., Ltd.	183,300	2,579,992	1.89%
Parco Co., Ltd.	120,900	1,323,346	0.97%
Saizeriya Co., Ltd.	126,100	2,947,232	2.16%
Seiren Co., Ltd.	106,400	1,464,726	1.07%
Studio Atao Co., Ltd. (a)	82,900	634,565	0.46%
TPR Co., Ltd.	85,600	1,482,427	1.09%
		20,740,354	15.20%
Consumer Staples - 6.27%
Kobe Bussan Co., Ltd.	59,900	3,346,066	2.45%
Nishimoto Co., Ltd.	71,700	2,576,751	1.89%
Soiken Holdings, Inc.	341,300	2,084,815	1.53%
Starzen Co., Ltd.	14,000	538,872	0.40%
		8,546,504	6.27%
Financials - 1.30%
Lifenet Insurance Co. (a)	330,700	1,766,024	1.30%

Health Care - 2.28%
Ship Healthcare Holdings, Inc.	69,300	3,114,085	2.28%

Industrials - 37.42%
Bell System24 Holdings, Inc.	137,000	1,950,832	1.43%
Benefit One, Inc.	134,500	2,297,640	1.68%
Daihen Corp.	98,300	2,721,680	2.00%
Hamakyorex Co., Ltd.	41,700	1,489,976	1.09%
Hanwa Co., Ltd.	106,000	2,888,204	2.12%
Hito Communications Holdings, Inc.	176,900	3,001,226	2.20%
Juki Corp.	125,800	1,135,944	0.83%
KAWADA TECHNOLOGIES, Inc.	32,800	2,249,212	1.65%
Kito Corp.	202,500	2,998,436	2.20%
METAWATER Co., Ltd.	98,300	3,289,644	2.41%
MIRAIT Holdings Corp.	180,300	2,662,028	1.95%
Mitsubishi Logisnext Co., Ltd.	259,900	2,657,358	1.95%
Nihon Flush Co., Ltd.	117,200	3,142,277	2.30%
Nippon Koei Co., Ltd.	128,400	2,816,819	2.06%
Okamura Corp.	303,100	2,954,769	2.17%
Sato Holdings Corp.	123,300	2,978,095	2.18%
SBS Holdings, Inc.	168,900	2,490,783	1.83%
Senko Group Holdings Co., Ltd.	317,500	2,487,494	1.82%
Takeei Corp.	306,900	2,757,925	2.02%
Tocalo Co., Ltd.	279,400	2,088,852	1.53%
		51,059,194	37.42%
Information Technology - 21.45%
Digital Garage, Inc.	109,400	3,756,929	2.75%
Elecom Co., Ltd.	82,900	3,001,720	2.20%
Macnica Fuji Electronics Holdings, Inc.	190,700	2,645,825	1.94%
Mimaki Engineering Co., Ltd.	351,300	1,904,960	1.40%
Nihon Unisys, Ltd.	97,000	3,183,524	2.33%
Nippon Signal Company, Ltd.	267,900	2,973,450	2.18%
NS Solutions Corp.	92,000	3,099,256	2.27%
OBIC Business Consultants Co., Ltd.	67,400	2,900,971	2.13%
Sun Corp.	141,800	1,837,711	1.35%
Towa Corp.	94,300	742,596	0.54%
Transcosmos, Inc.	86,800	1,846,233	1.35%
UMC Electronics Co., Ltd.	145,500	1,376,690	1.01%
		29,269,865	21.45%

Materials - 7.70%
Asia Pile Holdings Co.	514,200	2,538,454	1.86%
Kuriyama Holdings Corp.	239,800	1,937,162	1.42%
Sanyo Chemical Industries Ltd.	50,000	2,376,249	1.74%
Stella Chemifa Corp.	99,800	2,806,629	2.06%
Tokyo Ohka Kogyo Co., Ltd.	25,100	848,840	0.62%
		10,507,334	7.70%
Real Estate - 0.77%
Tosei Corp.	100,300	1,054,731	0.77%

Utilities - 1.76%
EF-ON, Inc.	292,800	2,399,268	1.76%
Total Common Stocks (Cost $130,707,036)		132,947,017	97.44%

REITS - 1.15%
Real Estate - 1.15%
Star Mica Holdings Co., Ltd.	94,700	1,567,772	1.15%
Total REITS (Cost $1,445,034)		1,567,772	1.15%

SHORT-TERM INVESTMENTS - 2.02%
Money Market Funds - 2.02%
First American Government Obligations Fund, Institutional Class, 2.24% (b)	2,754,231	2,754,231	2.02%
Total Short-Term Investments (Cost $2,754,231)		2,754,231	2.02%

Total Investments (Cost $134,906,301) - 100.61%		137,269,020	100.61%
Liabilities in Excess of Other Assets - (0.61)%		(828,567)	(0.61)%
TOTAL NET ASSETS - 100.00%		$136,440,453	100.00%

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
(a)    Non-income-producing security.
(b)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$–	$4,489,658	$–	$4,489,658
Consumer Discretionary	–	20,740,354	–	20,740,354
Consumer Staples	–	8,546,504	–	8,546,504
Financials	–	1,766,024	–	1,766,024
Health Care	–	3,114,085	–	3,114,085
Industrials	–	51,059,194	–	51,059,194
Information Technology	–	29,269,865	–	29,269,865
Materials	–	10,507,334	–	10,507,334
Real Estate	–	1,054,731	–	1,054,731
Utilities	–	2,399,268	–	2,399,268
Total Common Stocks	$–	$132,947,017	$–	$132,947,017

REITS
Real Estate	$–	$1,567,772	$–	$1,567,772
Total REITS	$–	$1,567,772	$–	$1,567,772

Short-Term Investments
Money Market Funds	$2,754,231	$–	$–	$2,754,231
Total Short-Term Investments	$2,754,231	$–	$–	$2,754,231

Total Investments	$2,754,231	$134,514,789	$–	$137,269,020

Hennessy BP Energy Fund
Schedule of Investments
July 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 79.72%
Agricultural Products - 2.87%
Nutrien Ltd. (a)	31,700	$1,737,477	2.87%

Building Materials - 4.23%
Granite Construction, Inc.	30,847	1,095,069	1.81%
The Greenbrier Companies, Inc.	50,663	1,464,667	2.42%
		2,559,736	4.23%
Chemicals - 2.83%
Huntsman Corp.	83,417	1,714,219	2.83%

Downstream - 13.26%
Delek U.S. Holdings, Inc.	69,416	2,990,441	4.94%
Marathon Petroleum Corp.	44,379	2,502,532	4.14%
Valero Energy Corp.	29,650	2,527,663	4.18%
		8,020,636	13.26%
Exploration & Production - 30.89%
Concho Resources, Inc.	24,833	2,425,688	4.01%
Continental Resources, Inc.	50,902	1,892,027	3.13%
Diamondback Energy, Inc.	25,194	2,605,815	4.31%
Marathon Oil Corp.	159,147	2,239,198	3.70%
Noble Energy, Inc.	72,000	1,589,760	2.63%
Occidental Petroleum Corp.	37,763	1,939,508	3.20%
Parsley Energy, Inc., Class A (b)	134,229	2,226,859	3.68%
Pioneer Natural Resources Co.	12,017	1,658,827	2.74%
WPX Energy, Inc. (b)	202,456	2,113,641	3.49%
		18,691,323	30.89%
Integrated - 5.34%
ConocoPhillips	29,400	1,736,952	2.87%
Royal Dutch Shell PLC - ADR	23,750	1,493,637	2.47%
		3,230,589	5.34%
Metals & Mining - 2.64%
Alcoa Corp. (b)	70,968	1,596,070	2.64%

Midstream - 6.62%
ONEOK, Inc.	18,750	1,314,000	2.17%
Targa Resources Corp.	40,675	1,582,664	2.62%
The Williams Companies, Inc.	45,000	1,108,800	1.83%
		4,005,464	6.62%
Oil Services - 11.04%
Halliburton Co.	78,992	1,816,816	3.00%
MRC Global, Inc. (b)	107,275	1,677,781	2.77%
Patterson-UTI Energy, Inc.	147,060	1,710,308	2.83%
ProPetro Holding Corp. (b)	81,439	1,476,489	2.44%
		6,681,394	11.04%
Total Common Stocks (Cost $56,323,969)		48,236,908	79.72%

PARTNERSHIPS & TRUSTS - 15.78%
Midstream - 15.78%
Energy Transfer LP	176,256	2,534,562	4.19%
Enterprise Products Partners LP	69,729	2,099,540	3.47%
Magellan Midstream Partners LP	19,700	1,302,958	2.15%
MPLX LP	48,794	1,432,104	2.37%
Plains All American Pipeline LP	91,740	2,181,577	3.60%
Total Partnerships & Trusts (Cost $9,359,708)		9,550,741	15.78%

SHORT-TERM INVESTMENTS - 2.89%
Money Market Funds - 2.89%
First American Government Obligations Fund, Institutional Class, 2.24% (c)	1,749,474	1,749,474	2.89%
Total Short-Term Investments (Cost $1,749,474)		1,749,474	2.89%

Total Investments (Cost $67,433,151) - 98.39%		59,537,123	98.39%
Other Assets in Excess of Liabilities - 1.61%		972,999	1.61%
TOTAL NET ASSETS - 100.00%		$60,510,122	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
(a) U.S.-traded security of a foreign corporation.
(b) Non-income-producing security.
(c) The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

    Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, master limited partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily navailable will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a  significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Agricultural Products	$1,737,477	$–	$–	1,737,477
Building Materials	2,559,736	–	–	2,559,736
Chemicals	1,714,219	–	–	1,714,219
Downstream	8,020,636	–	–	8,020,636
Exploration & Production	18,691,323	–	–	18,691,323
Integrated	3,230,589	–	–	3,230,589
Metals & Mining	1,596,070	–	–	1,596,070
Midstream	4,005,464	–	–	4,005,464
Oil Services	6,681,394	–	–	6,681,394
Total Common Stocks	$48,236,908	$–	$–	$48,236,908

Partnerships & Trusts
Midstream	$9,550,741	$–	$–	$9,550,741
Total Partnerships & Trusts	$9,550,741	$–	$–	$9,550,741

Short-Term Investments
Money Market Funds	$1,749,474	$–	$–	$1,749,474
Total Short-Term Investments	$1,749,474	$–	$–	$1,749,474

Total Investments	$59,537,123	$–	$–	$59,537,123

Hennessy BP Midstream Fund
Schedule of Investments
July 31, 2019 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 28.48%
Gathering & Processing - 9.57%
Antero Midstream Corp.	137,166	$1,250,954	2.66%
EnLink Midstream LLC	152,414	1,463,175	3.11%
Targa Resources Corp.	46,064	1,792,350	3.80%
		4,506,479	9.57%
Natural Gas/NGL Transportation - 18.91%
Kinder Morgan, Inc.	123,940	2,555,643	5.43%
ONEOK, Inc.	31,326	2,195,326	4.66%
The Williams Companies, Inc.	168,552	4,153,121	8.82%
		8,904,090	18.91%
Total Common Stocks (Cost $14,588,604)		13,410,569	28.48%

PARTNERSHIPS & TRUSTS - 67.84%
Crude Oil & Refined Products - 35.68%
Magellan Midstream Partners LP	51,948	3,435,841	7.29%
MPLX LP	135,549	3,978,363	8.45%
Phillips 66 Partners LP	53,119	2,775,999	5.89%
Plains All American Pipeline LP	131,226	3,120,554	6.63%
Shell Midstream Partners LP	161,764	3,492,485	7.42%
		16,803,242	35.68%
Gathering & Processing - 3.21%
CNX Midstream Partners LP	96,460	1,512,493	3.21%

Natural Gas/NGL Transportation - 28.95%
Energy Transfer LP	477,915	6,872,418	14.59%
Enterprise Products Partners LP	224,556	6,761,381	14.36%
		13,633,799	28.95%
Total Partnerships & Trusts (Cost $29,775,780)		31,949,534	67.84%

SHORT-TERM INVESTMENTS - 0.72%
Money Market Funds - 0.72%
First American Government Obligations Fund, Institutional Class, 2.24%	340,413	340,413	0.72%
Total Short-Term Investments (Cost $340,413)		340,413	0.72%

Total Investments (Cost $44,704,797) - 97.04%		45,700,516	97.04%
Other Assets in Excess of Liabilities - 2.96%		1,395,955	2.96%
TOTAL NET ASSETS - 100.00%		$47,096,471	100.00%

Percentages are stated as a percent of net assets.

(a)    The rate listed is the fund’s seven-day yield as of July 31, 2019.

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

Summary of Fair Value Exposure at July 31, 2019
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, master limited partnerships, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2019, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Gathering & Processing	$4,506,479	$–	$–	$4,506,479
Natural Gas/NGL Transportation	8,904,090	–	–	8,904,090
Total Common Stocks	$13,410,569	$–	$–	$13,410,569

Partnerships & Trusts
Crude Oil & Refined Products	$16,803,242	$–	$–	$16,803,242
Gathering & Processing	1,512,493	–	–	1,512,493
Natural Gas/NGL Transportation	13,633,799	–	–	13,633,799
Total Partnerships & Trusts	$31,949,534	$–	$–	$31,949,534

Short-Term Investments
Money Market Funds	$340,413	$–	$–	$340,413
Total Short-Term Investments	$340,413	$–	$–	$340,413

Total Investments	$45,700,516	$–	$–	$45,700,516